Long Term Loan (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 21, 2019	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term loan		$ 5,000
Term loan received amount			$ 3,000
Additional amount	$ 2,000
Interest percentage	11.00%
Aggregate exercise price				$ 550
Finance expenses				1,247	$ 235
Warrants liability				$ 1,621	$ 375